Average Annual Total Returns	Delaware Tax-Free USA Fund Bloomberg Barclays Municipal Bond Index 1 year	Delaware Tax-Free USA Fund Bloomberg Barclays Municipal Bond Index 5 years	Delaware Tax-Free USA Fund Bloomberg Barclays Municipal Bond Index 10 years or lifetime	Delaware Tax-Free USA Fund Class A 1 year	Delaware Tax-Free USA Fund Class A 5 years	Delaware Tax-Free USA Fund Class A 10 years or lifetime	Delaware Tax-Free USA Fund Class A After Taxes on Distributions 1 year	Delaware Tax-Free USA Fund Class A After Taxes on Distributions 5 years	Delaware Tax-Free USA Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware Tax-Free USA Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Tax-Free USA Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Tax-Free USA Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware Tax-Free USA Fund Class C 1 year	Delaware Tax-Free USA Fund Class C 5 years	Delaware Tax-Free USA Fund Class C 10 years or lifetime	Delaware Tax-Free USA Fund Institutional Class 1 year	Delaware Tax-Free USA Fund Institutional Class 5 years	Delaware Tax-Free USA Fund Institutional Class 10 years or lifetime	Delaware Tax-Free USA Intermediate Fund Bloomberg Barclays 3-15 Year Blend Municipal Bond Index 1 year	Delaware Tax-Free USA Intermediate Fund Bloomberg Barclays 3-15 Year Blend Municipal Bond Index 5 years	Delaware Tax-Free USA Intermediate Fund Bloomberg Barclays 3-15 Year Blend Municipal Bond Index 10 years or lifetime	Delaware Tax-Free USA Intermediate Fund Class A 1 year	Delaware Tax-Free USA Intermediate Fund Class A 5 years	Delaware Tax-Free USA Intermediate Fund Class A 10 years or lifetime	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions 1 year	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions 5 years	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware Tax-Free USA Intermediate Fund Class C 1 year	Delaware Tax-Free USA Intermediate Fund Class C 5 years	Delaware Tax-Free USA Intermediate Fund Class C 10 years or lifetime	Delaware Tax-Free USA Intermediate Fund Institutional Class 1 year	Delaware Tax-Free USA Intermediate Fund Institutional Class 5 years	Delaware Tax-Free USA Intermediate Fund Institutional Class 10 years or lifetime
Total	7.54%	3.53%	4.34%	3.22%	2.59%	4.21%	3.13%	2.52%	4.16%	3.32%	2.78%	4.14%	6.26%	2.76%	3.89%	8.39%	3.80%	4.94%	6.83%	3.20%	3.93%	4.38%	2.33%	3.22%	4.38%	2.33%	3.22%	3.82%	2.46%	3.18%	5.44%	2.04%	2.64%	7.46%	3.04%	3.70%